Gradison Growth Trust -Rule 497(j) certification.
File No. 811-3760

Regarding the form of prospectus and statement of additional information for the Gradison-McDonald International Fund which would be filed under Rule 497(c) under the Securities Act of l933, the form of such document would not have differed from that contained in the most recent Post effective amendment to the Registrant's registration statement, Post Effective amendment 17 to the Registration Statement under the Securities Act of l933, filed electronically on November 20, l995.

|S| Bradley E. Turner *
    Bradley E. Turner
President, Gradison Growth Trust
December 19, l995

*by : |S| Richard M. Wachterman
          Richard M. Wachterman
          Power of Attorney